INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31
	2020	2019

Raw materials	3,642	2,725
Finished products	11,341	6,683
Total inventories	14,983	9,408